Lease (Tables)	12 Months Ended
Jun. 30, 2023
Lease [Abstract]
Schedule of Operating Leases	Certain leases include rental escalation clauses, renewal options and/or termination option, which are factored into the Group’s determination of lease payments when appropriate.
	As of June 30,
	2022	2023
	RMB	RMB

Operating lease right-of-use assets, net	23,917	84,009
Operating lease liabilities-current	16,331	41,092
Operating lease liabilities-non current	6,566	52,840

Schedule of Operating Lease Expenses and Short-Term Lease Expenses	The following table provides a summary of the Group’s operating lease expenses and short-term lease expenses as of June 30, 2021, 2022 and 2023:
	For the years ended June 30,
	2021	2022	2023
	RMB	RMB	RMB

Operating lease expenses	10,036	21,943	37,484
Short-term lease expenses	1,415	2,730	2,272
	For the years ended June 30,
	2021	2022	2023
	RMB	RMB	RMB

Cash paid for amounts included in the measurement of operating lease liabilities	11,280	20,854	25,151
Right-of-use assets obtained in exchange for operating lease obligations	22,231	28,091	95,206

Schedule of Operating Lease Terms and Discount Rates	The following table provides a summary of the Group’s operating lease terms and discount rates as of June 30, 2022 and 2023:
	As of June 30,
	2022	2023

Weighted average remaining lease term (in years)	1.26	2.22
Weighted average discount rate	4.75%	4.75%

Schedule of Maturities of Operating Lease Liabilities	Maturities of operating lease liabilities as of June 30, 2023 were as follows:
Amounts
RMB

For the year ended June 30, 2024	44,599
For the year ended June 30, 2025	41,659
For the year ended June 30, 2026	13,086
Total operating lease payments	99,344
Less: imputed interest	(5,412)
Present value of operating lease liabilities	93,932